Current And Future Changes In Accounting Policies (Details Narrative) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Derivatives			$ 51,742	$ 54,242
Amounts of loss reclassified from non-interest income to net interest income	$ 382	$ 774